Note 03 - Income Taxes, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 10, 2007
Income Taxes, Additiional information
Tax incentive (1)	$ (131)	$ (167)	$ (219)
Percentage of Reduction in Income Tax Payable	75.00%	75.00%	75.00%	75.00%
Domestic accumulated tax loss carryforwards	1,313
Foreign accumulated tax loss carryforwards	5,684
Limited of percentage of availability to offset Future Taxable Income	30.00%
Additions	(146)	(185)	(1,071)
Deferred tax liability	449	280
Subsidiaries undistributed earnings	$ 1,321	$ 823